UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.2%
New York 80.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	855,210
Series A, 5.75%, 11/15/2022	1,000,000	962,820
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, Prerefunded, 8.25%, 11/15/2030	2,000,000	2,224,680
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,073,744
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,054,680
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	634,793
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,635,214
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 (a)	4,500,000	4,859,010

Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	4,685,000
5.5%, 10/1/2037	2,500,000	2,401,425
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	9,309,700
Series D, 5.0%, 9/1/2023 (a)	5,000,000	5,171,700
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,003,180
Series A, 5.5%, 11/15/2039	5,000,000	5,167,850
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (a)	1,575,000	1,636,614
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,162,885
6.0%, 3/1/2014 (a)	1,040,000	1,160,848
6.0%, 3/1/2015 (a)	1,250,000	1,406,137
6.0%, 3/1/2017 (a)	1,410,000	1,599,462
6.0%, 3/1/2018 (a)	1,130,000	1,279,861
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	513,150
New York, Higher Education Revenue, Dormitory Authority:
Series C, 7.375%, 5/15/2010	230,000	243,892
Series B, 7.5%, 5/15/2011	295,000	326,512
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,018,539
6.0%, 7/1/2021 (a)	850,000	989,366
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,392,201
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,478,500
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,013
6.5%, 7/1/2011 (a)	760,000	797,058
6.5%, 7/1/2012 (a)	500,000	530,510
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	4,500,000	5,077,260
5.5%, 1/1/2017	4,890,000	5,568,145
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	575,000	586,483
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,382,410
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	100,000	107,892
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,356,019
Series C, 5.5%, 4/1/2017	4,000,000	4,605,640
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,337,480
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,219,900
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,149,250
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	1,989,875
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,206,073
Series A, 5.75%, 7/1/2009 (a)	440,000	441,936
5.75%, 7/1/2018 (a)	2,250,000	2,567,745
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014 (a)	415,000	442,440

New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,268,793
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,064,080
New York, State Dormitory Authority Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2021	5,000,000	5,452,650
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017 (a)	2,325,000	2,657,824
New York, State Dormitory Authority Revenues, Series B, 7.5%, 5/15/2011	180,000	190,755
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	960,000	881,088
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	2,385,690
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties, Inc., Series A, 0.16% **, 11/15/2036	5,000,000	5,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031 (a) (b)	2,000,000	1,986,560
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	1,250,000	1,256,637
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,216,040
Series D, ETM, 7.0%, 7/1/2009	325,000	326,917
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	80,000	95,052
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,483,265
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,264,600
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,080,320
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 144, AMT, 1.1% **, 10/1/2037	1,000,000	1,000,000
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,596,400
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,160,560
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	48,278
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,198,100
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021 (c)	7,205,000	9,123,836
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,642,065
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	2,855,000	3,001,547
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,401
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (a)	10,000,000	9,661,200
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (a)	5,930,000	6,005,489
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,132,928
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	1,749,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	2,800,000	2,611,168
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,746,080
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,298,840
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	535,000	535,765
New York, NY, General Obligation:

Series H, 5.125%, 8/1/2018 (a)	380,000	384,963
Series I-1, 5.625%, 4/1/2029	3,000,000	3,184,830
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	965,000	966,727
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,815,000
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	548,125
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024	3,760,000	3,525,790
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	245,797
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a)	10,720,000	11,246,459
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,692,264
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	558,550
5.5%, 4/1/2014 (a)	1,000,000	1,126,180
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,845,000	1,523,527
5.7%, 1/1/2028	3,250,000	2,334,377
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park, 6.85%, 6/15/2009 (a)	350,000	351,015

		240,333,634
Puerto Rico 13.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	2,911,560
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,445,760
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	1,941,020
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,428,846
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,017,160
Series A, 5.5%, 7/1/2020 (a)	6,750,000	6,752,430
Puerto Rico, Electric Power Authority Revenue:
Series UU, 1.329% *, 7/1/2029 (a)	10,000,000	5,050,000
6.0%, 7/1/2012 (a)	4,020,000	4,217,302
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,298,375
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	2,976,930
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,112,700

		41,152,083

Total Municipal Bonds and Notes (Cost $275,709,607)		281,485,717
Municipal Inverse Floating Rate Notes (d) 14.3%
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (a) (e)	10,000,000	10,751,500
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 8.86%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (e)	9,900,000	10,621,215
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.42%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (e)	10,000,000	10,540,250
Trust: New York City, NY, Series 3384, 144A, 19.3%, 6/15/2040, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (e)	10,000,000	10,690,450
Trust: New York City, NY, Income Tax Revenue, Series 3283, 144A, 17.255%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $41,590,030)	42,603,415
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $317,299,637) †	108.5	324,089,132
Other Assets and Liabilities, Net	(8.5)	(25,459,192)

Net Assets	100.0	298,629,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $316,984,541. At May 31, 2009, net unrealized appreciation for all securities based on tax cost was $7,104,591. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,152,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,048,282.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

(a)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	10.1
Assured Guaranty Corp.	0.6
Financial Guaranty Insurance Co.	14.5
Financial Security Assurance, Inc.	11.5
National Public Finance Guarantee Corp.	16.7
(b)	When-issued security.
(c)	At May 31, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

11/18/2008 11/18/2023	5,400,000[1]	Fixed — 5.261%	Floating — LIBOR	(808,543)

3/12/2010 3/12/2025	6,200,000[2]	Fixed — 3.547%	Floating — LIBOR	441,938
Total net unrealized depreciation on interest rate swaps				(366,605)

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	324,089,132	(366,605)
Level 3	-	-
Total	$ 324,089,132	$ (366,605)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, interest rate swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of May 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (366,605)
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ -
Other Contracts	$ -

Interest Rate Swaps. The Fund is subject to interest rate risk. In seeking to reduce the interest rate inherent in the Fund’s underlying investments and leveraged capital structure, the Fund may enter into interest rate swaps. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009